Intangible and goodwill, net - Additional information (Detail) - PEN (S/)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Nov. 30, 2017
Seguros Sura [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Percentage of voting equity interests acquired					99.39%
Growth rate used to extrapolate cash flow projections	6.30%	4.50%
Discount rate applied to cash flow projections	14.30%	12.50%
Cash flows and a perpetuity estimates	10 years
Hipotecaria Sura [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Percentage of voting equity interests acquired					99.42%
Seguros Sura and Hipotecaria Sura [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	S/ 430,646,000
Izipay [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Percentage of voting equity interests acquired			50.00%	50.00%
Goodwill	S/ 238,429,000
Growth rate used to extrapolate cash flow projections	3.00%	3.00%
Discount rate applied to cash flow projections	13.95%	13.65%
Cash flows and a perpetuity estimates	5 years
Brand names [member] | Izipay [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisition of Izipay	S/ 82,546,000